Investment Strategy	Feb. 26, 2025
Intech S&P Large Cap Diversified Alpha ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To seek to achieve its investment objective, the Fund’s sub-adviser, Intech Investment Management LLC (the “Sub-Adviser” or “Intech”), primarily invests the Fund’s assets in common stocks of companies included in the S&P 500® Index (the “Index”). Intech uses a quantitative process to construct a portfolio that seeks to outperform the Index (i.e., produce “alpha”) by improving diversification relative to the Index—seeking more balanced contributions of risk and return—and systematically rebalancing the portfolio.

For the purposes of this Prospectus, “diversification” refers to the Fund’s approach to balancing risk and return contributions across holdings, meaning the Fund seeks to capture gains and manage risk across a broad range of stocks, instead of relying on one or a few positions that could disproportionately impact performance.

Intech’s investment process has three key steps:

1.	Find Diverse Risk and Return Sources: Intech analyzes each stock’s price movements (volatility), how it moves compared to other stocks (correlation), and fundamental characteristics like profitability and valuations. This analysis seeks to identify stocks contributing to a more balanced and diversified portfolio.

2.	Construct a Diversified Portfolio: Using the analysis in Step 1, Intech sets target weights for each stock to diversify both risk and return across the portfolio, seeking to balance the impact of any single stock, sector, industry, or market factor on the Fund’s performance.

3.	Rebalance to Stay on Track: As stock prices change, some holdings drift from their target weights set in Step 2, becoming either too large or too small. Intech rebalances the portfolio, typically on a weekly basis, selling stocks that exceed their targets and buying more of those that fall below their targets. Rebalancing helps maintain a diversified portfolio and offers the potential to enhance returns by capitalizing on price changes as stocks move relative to their target allocations.

More detail about the process is available in the Additional Information About the Funds section of the Prospectus.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in large-cap U.S. companies. The Fund considers U.S. companies to be large-cap if they are included in the then current market capitalization range of the S&P 500® Index. As of January 31, 2025, the market capitalizations of companies in the S&P 500® Index ranged between $1.1 billion and $3.6 trillion.

The Fund may, from time to time, invest in securities that are not included in the Index. Such investments are intended to help manage specific risks, improve liquidity, or refine diversification across the Fund’s portfolio, while seeking to maintain a high correlation to the Index. Non-Index securities are selected for their ability to complement the Fund’s overall holdings, supporting the pursuit of diverse contributions of risk and return.

The Fund’s exposure to individual securities may be adjusted based on shorter-term factors, such as changes in market conditions or liquidity needs. Market conditions refer to economic or financial factors that influence asset prices and availability, such as interest rates, economic growth trends, or overall market volatility and liquidity.

The Fund’s investment strategy involves periodic rebalancing, which will result in a high annual portfolio turnover rate potentially exceeding 100% in a calendar year. This turnover rate reflects the periodic rebalancing required to maintain the Fund’s intended risk and return profile and target weights, rather than a complete change in portfolio.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in large-cap U.S. companies.
Intech S&P Small-Mid Cap Diversified Alpha ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To seek to achieve its investment objective, the Fund’s sub-adviser, Intech Investment Management LLC (the “Sub-Adviser” or “Intech”), primarily invests the Fund’s assets in common stocks of companies included in the S&P 1000® Index (the “Index”), which combines the S&P MidCap 400® Index and the S&P SmallCap 600® Index. Intech uses a quantitative process to construct a portfolio that seeks to outperform the Index (i.e., produce “alpha”) by improving diversification relative to the Index—seeking more balanced contributions of risk and return—and systematically rebalancing the portfolio.

For the purposes of this Prospectus, “diversification” refers to the Fund’s approach to balancing risk and return contributions across holdings, meaning the Fund seeks to capture gains and manage risk across a broad range of stocks, instead of relying on one or a few positions that could disproportionately impact performance.

1.	Find Diverse Risk and Return Sources: Intech analyzes each stock’s price movements (volatility), how it moves compared to other stocks (correlation), and fundamental characteristics like profitability and valuations. This analysis seeks to identify stocks contributing to a more balanced and diversified portfolio.
2.	Construct a Diversified Portfolio: Using the analysis in Step 1, Intech sets target weights for each stock to diversify both risk and return across the portfolio, seeking to balance the impact of any single stock, sector, industry, or market factor on the Fund’s performance.
3.	Rebalance to Stay on Track: As stock prices change, some holdings drift from their target weights set in Step 2, becoming either too large or too small. Intech rebalances the portfolio, typically on a weekly basis, selling stocks that exceed their targets and buying more of those that fall below their targets. Rebalancing helps maintain a diversified portfolio and offers the potential to enhance returns by capitalizing on price changes as stocks move relative to their target allocations.

More detail about the process is available in the Additional Information About the Funds section of the Prospectus.

Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in small and mid-cap U.S. companies. The Fund considers U.S. companies to be small-cap or mid-cap if they are included in the then current market capitalization range of the S&P 1000® Index. As of January 31, 2025, the market capitalizations of companies in the S&P 1000® Index ranged between $373.5 million and $26.7 billion.

The Fund may, from time to time, invest in securities that are not included in the Index. Such investments are intended to help manage specific risks, improve liquidity, or refine diversification across the Fund’s portfolio, while seeking to maintain a high correlation to the Index. Non-Index securities are selected for their ability to complement the Fund’s overall holdings, supporting the pursuit of diverse contributions of risk and return.

The Fund’s exposure to individual securities may be adjusted based on shorter-term factors, such as changes in market conditions or liquidity needs. Market conditions refer to economic or financial factors that influence asset prices and availability, such as interest rates, economic growth trends, or overall market volatility and liquidity.

The Fund’s investment strategy involves periodic rebalancing, which will result in a high annual portfolio turnover rate potentially exceeding 100% in a calendar year. This turnover rate reflects the periodic rebalancing required to maintain the Fund’s intended risk and return profile and target weights, rather than a complete change in portfolio.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in small and mid-cap U.S. companies.